GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND (FORMERLY GREAT-WEST PUTNAM EQUITY INCOME FUND)
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
CONVERTIBLE BONDS
Financial — 0.11%
$1,518,000	AXA SA(a) 7.25%, 05/15/2021	$ 1,324,455
TOTAL CONVERTIBLE BONDS — 0.11% (Cost $1,518,000)		$1,324,455
Shares
COMMON STOCK
Basic Materials — 5.64%
27,632	Air Products and Chemicals Inc	8,230,468
12,852	Akzo Nobel NV	1,298,965
63,300	Albemarle Corp	5,651,424
248,951	CF Industries Holdings Inc	7,645,285
179,813	Dow Inc	8,460,202
263,541	DuPont de Nemours Inc	14,621,255
519,100	Freeport-McMoRan Inc	8,118,724
220,223	International Paper Co	8,927,840
10,600	PPG Industries Inc	1,294,048
2,318	Sherwin-Williams Co	1,615,043
		65,863,254
Communications — 6.29%
40,572	AT&T Inc	1,156,708
19,277	Charter Communications Inc Class A(b)	12,035,402
364,944	Cisco Systems Inc	14,375,144
430,073	Comcast Corp Class A	19,895,177
34,200	Corning Inc	1,108,422
220,706	Fox Corp Class B	6,173,147
465,095	News Corp Class A	6,520,632
125,607	Verizon Communications Inc	7,472,360
37,698	Walt Disney Co	4,677,568
		73,414,560
Consumer, Cyclical — 8.90%
40,590	Alaska Air Group Inc	1,486,812
59,493	Aptiv PLC	5,454,318
157,200	Aramark	4,157,940
256,691	BJ's Wholesale Club Holdings Inc(b)	10,665,511
3,700	Cummins Inc	781,292
178,497	General Motors Co	5,281,726
67,410	Hilton Worldwide Holdings Inc	5,751,421
25,299	Home Depot Inc	7,025,785
105,829	Kohl's Corp	1,961,012
110,223	Las Vegas Sands Corp	5,143,005
9,600	Magna International Inc	439,200
5,700	Marriott International Inc Class A	527,706
277,300	Mattel Inc(b)	3,244,410
4,400	McDonald's Corp	965,756
13,500	MGM Resorts International(c)	293,625
Shares		Fair Value
Consumer, Cyclical — (continued)
29,338	PACCAR Inc	$ 2,501,945
125,959	PulteGroup Inc	5,830,642
4,600	Royal Caribbean Cruises Ltd	297,758
181,814	Southwest Airlines Co	6,818,025
54,700	Target Corp	8,610,874
21,100	TJX Cos Inc	1,174,215
59,742	Walgreens Boots Alliance Inc	2,145,933
167,467	Walmart Inc	23,430,308
		103,989,219
Consumer, Non-Cyclical — 21.77%
212,568	AbbVie Inc	18,618,831
40,664	Amgen Inc	10,335,162
33,555	Anthem Inc	9,012,537
148,047	AstraZeneca PLC Sponsored ADR	8,112,976
77,100	Baxter International Inc	6,200,382
31,461	Becton Dickinson and Co	7,320,346
9,195	Bristol Myers Squibb Co	554,366
36,070	Bunge Ltd	1,648,399
55,561	Cigna Corp	9,412,589
65,400	Coca-Cola Co	3,228,798
237,099	Conagra Brands Inc	8,466,805
148,379	CVS Health Corp	8,665,334
27,477	Danaher Corp	5,916,622
65,307	Eli Lilly and Co	9,666,742
76,389	Gilead Sciences Inc	4,827,021
125,127	GlaxoSmithKline PLC	2,345,507
36,200	GlaxoSmithKline PLC Sponsored ADR	1,362,568
156,519	Johnson & Johnson	23,302,549
155,881	Keurig Dr Pepper Inc	4,302,316
50,747	Kimberly-Clark Corp	7,493,302
89,468	Medtronic PLC	9,297,515
145,369	Merck & Co Inc	12,058,358
82,659	Molson Coors Beverage Co Class B	2,774,036
6,900	Mondelez International Inc Class A	396,405
264,639	Nielsen Holdings PLC	3,752,581
56,798	PepsiCo Inc	7,872,203
382,833	Pfizer Inc	14,049,971
148,527	Philip Morris International Inc	11,138,040
80,923	Procter & Gamble Co	11,247,488
13,300	Regeneron Pharmaceuticals Inc(b)	7,445,074
5,952	Sanofi	596,464
169,114	Tyson Foods Inc Class A	10,058,901
54,579	United Rentals Inc(b)	9,524,035
23,700	Zimmer Biomet Holdings Inc	3,226,518
		254,230,741
Energy — 5.62%
993,454	BP PLC	2,872,427
17,275	Chevron Corp	1,243,800
156,321	ConocoPhillips	5,133,582
184,400	Enbridge Inc	5,384,480

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND (FORMERLY GREAT-WEST PUTNAM EQUITY INCOME FUND)
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Energy — (continued)
239,426	Enterprise Products Partners LP	$ 3,780,537
90,145	EOG Resources Inc	3,239,811
258,056	Exxon Mobil Corp	8,859,062
320,815	Halliburton Co	3,865,821
23,000	Hess Corp	941,390
218,481	Marathon Oil Corp	893,587
104,727	Occidental Petroleum Corp	1,048,317
8,409	Pioneer Natural Resources Co	723,090
18,900	Schlumberger NV	294,084
190,237	Targa Resources Corp	2,669,025
152,202	TC Energy Corp	6,389,615
385,982	TOTAL SE(c)	13,255,685
19,600	TOTAL SE Sponsored ADR(c)	672,280
100,858	Valero Energy Corp	4,369,169
		65,635,762
Financial — 21.39%
472,007	American International Group Inc	12,994,353
46,577	American Tower Corp REIT	11,259,058
115,800	Apollo Global Management Inc	5,182,050
207,428	Assured Guaranty Ltd	4,455,554
251,883	AXA SA	4,661,871
771,861	Bank of America Corp	18,594,131
50,912	Boston Properties Inc REIT	4,088,234
46,414	Capital One Financial Corp	3,335,310
167,606	Charles Schwab Corp	6,072,365
98,202	Chubb Ltd	11,403,216
334,484	Citigroup Inc	14,419,605
197,934	Equitable Holdings Inc	3,610,316
111,599	Equity Residential REIT	5,728,377
413,951	Fifth Third Bancorp	8,825,435
93,621	Franklin Resources Inc	1,905,187
172,812	Gaming and Leisure Properties Inc REIT	6,381,947
36,035	Goldman Sachs Group Inc	7,241,954
224,526	JPMorgan Chase & Co	21,615,118
202,496	KeyCorp	2,415,777
210,325	Loews Corp	7,308,794
14,216	Marsh & McLennan Cos Inc	1,630,575
275,219	MetLife Inc	10,229,890
219,264	Morgan Stanley	10,601,415
109,436	PNC Financial Services Group Inc	12,028,111
312,735	Radian Group Inc	4,569,058
46,703	Raymond James Financial Inc	3,398,110
180,596	Rayonier Inc REIT	4,774,958
72,836	SL Green Realty Corp REIT(c)	3,377,405
191,412	State Street Corp	11,356,474
597,325	Wells Fargo & Co	14,043,111
7,500	Welltower Inc REIT	413,175
369,878	Weyerhaeuser Co REIT	10,548,921
Shares		Fair Value
Financial — (continued)
6,480	Willis Towers Watson PLC	$ 1,353,154
		249,823,009
Industrial — 10.09%
43,122	Boeing Co	7,126,342
13,100	Caterpillar Inc	1,953,865
202,646	CRH PLC	7,348,256
59,738	Eaton Corp PLC	6,095,068
28,843	Emerson Electric Co	1,891,235
14,096	Flowserve Corp	384,680
60,649	Fortune Brands Home & Security Inc	5,247,351
1,726,185	General Electric Co	10,754,132
28,119	Honeywell International Inc	4,628,669
256,012	Johnson Controls International PLC	10,458,090
49,371	L3Harris Technologies Inc	8,385,171
38,611	Northrop Grumman Corp	12,181,384
27,811	nVent Electric PLC	491,977
97,647	Raytheon Technologies Corp	5,618,608
23,360	Snap-on Inc	3,436,957
79,716	Stericycle Inc(b)	5,026,891
14,100	TE Connectivity Ltd	1,378,134
51,665	Union Pacific Corp	10,171,289
91,460	United Parcel Service Inc Class B	15,239,980
		117,818,079
Technology — 8.82%
89,987	Activision Blizzard Inc	7,284,448
99,962	Applied Materials Inc	5,942,741
11,200	DXC Technology Co	199,920
89,403	Fidelity National Information Services Inc	13,161,015
138,374	Microsoft Corp	29,104,203
43,264	NXP Semiconductors NV	5,399,780
251,855	QUALCOMM Inc	29,638,296
82,220	Texas Instruments Inc	11,740,194
14,300	Western Digital Corp	522,665
		102,993,262
Utilities — 6.27%
93,200	Ameren Corp	7,370,256
108,198	American Electric Power Co Inc	8,843,022
8,309	Duke Energy Corp	735,845
110,289	Edison International	5,607,093
213,848	Exelon Corp	7,647,204
15,985	NextEra Energy Inc	4,436,797
465,248	NiSource Inc	10,235,456
268,486	NRG Energy Inc	8,253,260
38,560	Sempra Energy	4,563,961

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND (FORMERLY GREAT-WEST PUTNAM EQUITY INCOME FUND)
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Utilities — (continued)
285,709	Southern Co	$ 15,491,142
		73,184,036
TOTAL COMMON STOCK — 94.79% (Cost $1,020,036,785)		$1,106,951,922
CONVERTIBLE PREFERRED STOCK
Communications — 0.55%
5,936	2020 Cash Mandatory Exchangeable Trust 5.25%(a)	6,385,830
Consumer, Non-Cyclical — 0.61%
48,638	Becton Dickinson and Co 6.00%(c)	2,560,791
3,650	Danaher Corp 5.00%(c)	4,606,045
		7,166,836
Utilities — 0.73%
38,544	NextEra Energy Inc 5.28%	1,812,713
31,980	Sempra Energy 6.00%	3,160,145
10,177	Sempra Energy 6.75%(c)	997,448
53,439	Southern Co 6.75%	2,486,516
		8,456,822
TOTAL CONVERTIBLE PREFERRED STOCK — 1.89% (Cost $20,927,807)		$22,009,488
PREFERRED STOCK
Consumer, Cyclical — 0.28%
20,505	Volkswagen AG	3,299,504
TOTAL PREFERRED STOCK — 0.28% (Cost $3,244,645)		$3,299,504
GOVERNMENT MONEY MARKET MUTUAL FUNDS
678,000	BlackRock FedFund Institutional Class(d), 0.00%(e)	678,000
660,000	Federated Hermes Government Obligations Fund Premier Shares(d), 0.04%(e)	660,000
610,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(d), 0.03%(e)	610,000
580,000	Goldman Sachs Financial Square Government Fund Institutional Class(d), 0.00%(e)	580,000
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
678,000	Invesco Government & Agency Portfolio Institutional Class(d), 0.02%(e)	$ 678,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.28% (Cost $3,206,000)		$3,206,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.74%
$3,304,862	Undivided interest of 13.16% in a repurchase agreement (principal amount/value $25,108,292 with a maturity value of $25,108,348) with Bank of America Securities Inc, 0.08%, dated 9/30/20 to be repurchased at $3,304,862 on 10/1/20 collateralized by various U.S. Government Agency securities, 2.00% - 5.00%, 3/1/36 - 5/1/58, with a value of $25,610,458.(d)	3,304,862
268,010	Undivided interest of 18.69% in a repurchase agreement (principal amount/value $1,434,150 with a maturity value of $1,434,152) with JP Morgan Securities, 0.06%, dated 9/30/20 to be repurchased at $268,010 on 10/1/20 collateralized by U.S. Treasury securities, 0.00% - 1.75%, 11/19/20 - 8/31/24, with a value of $1,462,833.(d)	268,010
5,599,903	Undivided interest of 7.94% in a repurchase agreement (principal amount/value $70,568,076 with a maturity value of $70,568,233) with RBC Capital Markets Corp, 0.08%, dated 9/30/20 to be repurchased at $5,599,903 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 10/27/20 - 7/15/61, with a value of $71,979,437.(d)	5,599,903

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND (FORMERLY GREAT-WEST PUTNAM EQUITY INCOME FUND)
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$5,599,903	Undivided interest of 8.03% in a repurchase agreement (principal amount/value $69,723,260 with a maturity value of $69,723,415) with Citigroup Global Markets Inc, 0.08%, dated 9/30/20 to be repurchased at $5,599,903 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.63%, 11/27/20 - 11/1/59, with a value of $71,117,729.(d)	$ 5,599,903
5,599,903	Undivided interest of 8.28% in a repurchase agreement (principal amount/value $67,661,258 with a maturity value of $67,661,408) with HSBC Securities (USA) Inc, 0.08%, dated 9/30/20 to be repurchased at $5,599,903 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 11/1/26 - 8/1/50, with a value of $69,014,483.(d)	5,599,903
TOTAL SHORT TERM INVESTMENTS — 1.74% (Cost $20,372,581)		$20,372,581
TOTAL INVESTMENTS — 99.09% (Cost $1,069,305,818)		$1,157,163,950
OTHER ASSETS & LIABILITIES, NET — 0.91%		$10,613,386
TOTAL NET ASSETS — 100.00%		$1,167,777,336
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at September 30, 2020.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of September 30, 2020.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND (FORMERLY GREAT-WEST PUTNAM EQUITY INCOME FUND)
Schedule of Investments
As of September 30, 2020 (Unaudited)
At September 30, 2020, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	EUR	1,485,000	USD	1,764,960	December 16, 2020	$(20,846)
BB	USD	387,929	GBP	291,000	December 16, 2020	12,238
CIT	USD	4,268,974	EUR	3,592,000	December 16, 2020	50,214
CIT	USD	12,624,270	GBP	9,471,700	December 16, 2020	396,002
HSB	USD	7,311,983	EUR	6,152,900	December 16, 2020	85,479
HSB	USD	1,673,983	GBP	1,256,300	December 16, 2020	52,060
MS	EUR	1,320,900	USD	1,543,014	December 16, 2020	8,366
SSB	USD	4,193,020	EUR	3,524,500	December 16, 2020	53,539
UBS	GBP	2,754,500	USD	3,672,189	December 16, 2020	(116,042)
UBS	USD	1,133,572	EUR	953,800	December 16, 2020	13,346
WES	USD	1,133,272	EUR	953,800	December 16, 2020	13,046
					Net Appreciation	$547,402
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
SSB	State Street Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND (FORMERLY GREAT-WEST PUTNAM EQUITY INCOME FUND)
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Convertible Bonds	$—	$1,324,455	$—	$1,324,455
Common Stock	1,074,572,746	32,379,176	—	1,106,951,922
Convertible Preferred Stock	—	22,009,488	—	22,009,488
Preferred Stock	—	3,299,504	—	3,299,504
Government Money Market Mutual Funds	3,206,000	—	—	3,206,000
Short Term Investments	—	20,372,581	—	20,372,581
Total investments, at fair value:	1,077,778,746	79,385,204	0	1,157,163,950
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	684,290	—	684,290
Total Assets	$1,077,778,746	$80,069,494	$0	$1,157,848,240
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(136,888)	—	(136,888)
Total Liabilities	$0	$(136,888)	$0	$(136,888)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date

September 30, 2020

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $29,033,022 in forward contracts for the reporting period.

September 30, 2020